UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:     Westport Advisers LLC
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Address:  253 Riverside Avenue
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          Westport, CT  06880
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13F File Number: 028- 04939
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
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Title:    Managing Member
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Phone:    203-227-3601
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Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver            Westport, Connecticut          November 12, 2003
-----------------------------   ----------------------------   -----------------

Report Type  (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         ---------------------
Form 13F Information Table Entry Total:   105
                                         ---------------------
Form 13F Information Table Value Total:   $ 1,230,667
                                         ---------------------
                                               (x$1,000)

List of Included Managers:

   Andrew J. Knuth     Westport Advisers, LLC
   Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
   No.       13F File Number                Name
   ---       ---------------                ----

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
     NAME OF ISSUER             TITLE           CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER       VOTING AUTHORITY
                                 OF                       (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
                                CLASS
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                        COM          000361105     1989       248050      SH    Sole                 248050
AdvancePCS                       COM          00790K109    57867      1269843      SH    Sole                1269843
Airgas, Inc.                     COM          009363102    11764       660900      SH    Sole                 660900
American Management Systems, I   COM          027352103    18248      1424500      SH    Sole                1424500
AmerisourceBergen Corp.          COM          03073E105     2968        54908      SH    Sole                  54908
Applebees International, Inc.    COM          037899101    13920       442200      SH    Sole                 442200
Arbitron, Inc.                   COM          03875Q108     8507       241000      SH    Sole                 241000
Ariba, Inc.                      COM          04033V104     3337      1097600      SH    Sole                1097600
Arthur J. Gallagher & Company    COM          363576109    19581       692400      SH    Sole                 692400
Aspen Technology, Inc.           COM          045327103     3663       900000      SH    Sole                 900000
BankUnited Financial Corp. - C   COM          06652B103    23080      1088700      SH    Sole                1088700
Beasley Broadcast Group, Inc.    COM          074014101     6363       460400      SH    Sole                 460400
Big Lots, Inc.                   COM          089302103    25521      1614206      SH    Sole                1614206
Bristol-Myers Squibb Company     COM          110122108      231         9000      SH    Sole                   9000
Brown & Brown                    COM          115236101    15005       487500      SH    Sole                 487500
Cardinal Health, Inc.            COM          14149Y108     4274        73194      SH    Sole                  73194
Ceridian Corp.                   COM          15677T106    12289       660000      SH    Sole                 660000
Charles River Laboratories Int   COM          159864107    16879       550000      SH    Sole                 550000
Checkpoint Systems, Inc.         COM          162825103    10245       648400      SH    Sole                 648400
ChoicePoint, Inc.                COM          170388102      670        20000      SH    Sole                  20000
Comcast Corporation Class A      COM          20030N101      241         7823      SH    Sole                   7823
Computer Associates Internatio   COM          204912109    40236      1541000      SH    Sole                1541000
Constellation Brands, Inc.       COM          21036P108    13867       454800      SH    Sole                 454800
Cox Radio, Inc. - Class A        COM          224051102    21264       972300      SH    Sole                 972300
Cullen/Frost Bankers, Inc.       COM          229899109      931        25000      SH    Sole                  25000
Darden Restaurants, Inc.         COM          237194105    11679       614700      SH    Sole                 614700
Del Monte Foods Company          COM          24522P103    16593      1905000      SH    Sole                1905000
Devry, Inc.                      COM          251893103    21604       913100      SH    Sole                 913100
Downey Financial Corp.           COM          261018105     5608       120000      SH    Sole                 120000
DuPont Photomasks, Inc.          COM          26613X101    15697       691200      SH    Sole                 691200
Duane Reade, Inc.                COM          263578106    12613       790800      SH    Sole                 790800
EGL Incorporated                 COM          268484102     9059       498000      SH    Sole                 498000
El Paso Electric Company         COM          283677854     2772       240000      SH    Sole                 240000
Emmis Communications Corp.       COM          291525103    34979      1728200      SH    Sole                1728200
FEI Company                      COM          30241L109      280        12000      SH    Sole                  12000
FNB Corporation                  COM          302520101     8853       256600      SH    Sole                 256600
Fairchild Semiconductor Corp.    COM          303726103    12501       754000      SH    Sole                 754000
FedEx Corp.                      COM          31428X106      483         7500      SH    Sole                   7500
First Essex Bancorp, Inc.        COM          320103104    20151       396050      SH    Sole                 396050
First Niagara Financial Group,   COM          33582V108      151        10000      SH    Sole                  10000
Fisher Scientific Internationa   COM          338032204     9942       250500      SH    Sole                 250500
Florida East Coast Industries    COM          340632108     7224       251265      SH    Sole                 251265
Forest Oil Corp.                 COM          346091705    16365       683300      SH    Sole                 683300
Gaylord Entertainment Company    COM          367905106    20867       850000      SH    Sole                 850000
General Communications, Inc.     COM          369385109     6984       839450      SH    Sole                 839450
Harbor Florida Bancshares, Inc   COM          411901101     4292       161000      SH    Sole                 161000
Helmerich & Payne                COM          423452101      345        13200      SH    Sole                  13200
Hilb, Rogal & Hamilton Company   COM          431294107    28724       925400      SH    Sole                 925400
Houston Exploration Company      COM          442120101    19263       548800      SH    Sole                 548800
Hudson United Bancorp            COM          444165104    10883       309450      SH    Sole                 309450
IMS Health, Inc.                 COM          449934108    17946       850526      SH    Sole                 850526
ITT Educational Services, Inc.   COM          45068B109    36453       760700      SH    Sole                 760700
Insight Communications Company   COM          45768V108    17507      1837050      SH    Sole                1837050
Interpublic Group of Companies   COM          460690100      847        60000      SH    Sole                  60000
JLG Industries, Inc.             COM          466210101     4496       390250      SH    Sole                 390250
Laboratory Corporation of Amer   COM          50540R409      574        20000      SH    Sole                  20000
Landstar System, Inc.            COM          515098101    13856       225634      SH    Sole                 225634
Lincare Holdings, Inc.           COM          532791100     1164        31800      SH    Sole                  31800
MRO Software, Inc.               COM          55347W105     7886       577700      SH    Sole                 577700
Map Info Corp.                   COM          565105103     9571       998100      SH    Sole                 998100
MatrixOne, Inc.                  COM          57685P304     5310      1075000      SH    Sole                1075000
National Commerce Financial Co   COM          63545P104      498        20000      SH    Sole                  20000
Nicor, Inc.                      COM          654086107    19678       560000      SH    Sole                 560000
Nieman Marcus B shares           COM          640204301      959        24500      SH    Sole                  24500
Orient Express Hotels Ltd - A    COM          G67743107    13198       846000      SH    Sole                 846000
Outback Steakhouse, Inc.         COM          689899102     2651        70000      SH    Sole                  70000
Owens & Minor, Inc.              COM          690732102     6875       285250      SH    Sole                 285250
Parametric Technology Corp.      COM          699173100      220        70000      SH    Sole                  70000
People's Bank                    COM          710198102     9525       317500      SH    Sole                 317500
PeopleSoft, Inc.                 COM          712713106    18052       988088      SH    Sole                 988088
Peregrine Systems, Inc.          COM          71366Q200     2771       162500      SH    Sole                 162500
Perkin Elmer, Inc.               COM          714046109    12554       820000      SH    Sole                 820000
Perot Systems Corp.              COM          714265105    14937      1493700      SH    Sole                1493700
Pogo Producing Company           COM          730448107    24804       547800      SH    Sole                 547800
Praxair, Inc.                    COM          74005P104      743        12000      SH    Sole                  12000
Precision Castparts Corp.        COM          740189105    12401       353300      SH    Sole                 353300
Priority Healthcare Corp.        COM          74264T102    14433       700650      SH    Sole                 700650
Reynolds & Reynolds, Inc.        COM          761695105     8750       317600      SH    Sole                 317600
Rockwell Collins, Inc.           COM          774341101      757        30000      SH    Sole                  30000
Rogers Corp.                     COM          775133101     5112       164800      SH    Sole                 164800
Ross Stores, Inc.                COM          778296103      401         8650      SH    Sole                   8650
Ruby Tuesday, Inc.               COM          781182100    21463       890200      SH    Sole                 890200
Saks, Inc.                       COM          79377w108    11183       969900      SH    Sole                 969900
Salem Communications Corp.       COM          794093104    11574       596925      SH    Sole                 596925
Schering Plough Corp.            COM          806605101      320        21000      SH    Sole                  21000
Seacoast Financial Services Co   COM          81170Q106     4987       239425      SH    Sole                 239425
St. Joe Company                  COM          790148100     9253       288450      SH    Sole                 288450
Sterling Financial Corp.         COM          859319105    10983       390168      SH    Sole                 390168
Stone Energy Corp.               COM          861642106     9011       255400      SH    Sole                 255400
Synopsys, Inc.                   COM          871607107    28443       920200      SH    Sole                 920200
Synplicity Inc.                  COM          87160Y108      378        64000      SH    Sole                  64000
Taylor Capital Group, Inc.       COM          876851106    11332       491000      SH    Sole                 491000
Texas Instruments, Inc.          COM          882508104     6190       271512      SH    Sole                 271512
The Brink's Company              COM          109696104     2674       154007      SH    Sole                 154007
The J.M. Smucker Company         COM          832696405      976        23154      SH    Sole                  23154
The South Financial Group, Inc   COM          837841105     9221       368400      SH    Sole                 368400
TriZetto Group, Inc.             COM          896882107     7671      1145000      SH    Sole                1145000
Triad Hospitals, Inc.            COM          89579K109    13975       461521      SH    Sole                 461521
Universal Health Services, Inc   COM          913903100    56267      1137850      SH    Sole                1137850
Unocal Corp.                     COM          915289102    25832       819550      SH    Sole                 819550
Veritas DGC, Inc.                COM          92343P107     3367       421900      SH    Sole                 421900
Western Wireless Corp.           COM          95988E204    20808      1114540      SH    Sole                1114540
Whitehall Jewellers, Inc.        COM          965063100      219        19500      SH    Sole                  19500
Young Broadcasting, Inc.         COM          987434107    19641      1003100      SH    Sole                1003100
iShares Russell 2000 Index Fun   COM          464287655    29115       300000      SH    Sole                 300000